Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Allowance for Doubtful Accounts Receivable
As at January 1	$ 20	$ 95
Increase in allowance for credit losses	119	21
Decrease in allowance due to subsequent collection	(14)	(92)
Exchange difference	(4)	1
As at June 30	$ 121	$ 25